UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08340
Investment Company Act File Number
Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Greater India Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
India — 93.3%
Automobiles — 4.2%
Bajaj Auto, Ltd.	169,345	$7,614,874
Mahindra & Mahindra, Ltd.	1,336,436	16,311,795
Maruti Suzuki India, Ltd.	258,371	8,184,616

		$32,111,285

Beverages — 1.0%
United Spirits, Ltd.	257,635	$7,564,060

		$7,564,060

Capital Markets — 1.0%
India Infoline, Ltd.	2,929,088	$7,439,904

		$7,439,904

Commercial Banks — 14.9%
Axis Bank, Ltd.	605,050	$15,773,893
Bank of Baroda	682,147	9,736,407
HDFC Bank, Ltd.	569,689	24,568,692
ICICI Bank, Ltd.	1,252,384	26,614,612
ING Vysya Bank, Ltd.	1,105,695	6,792,739
State Bank of India	415,408	19,206,005
Union Bank of India, Ltd.	1,675,099	10,930,362

		$113,622,710

Construction & Engineering — 6.2%
IVRCL Infrastructures & Projects, Ltd.	1,484,410	$5,473,972
Lanco Infratech, Ltd.(1)	6,287,509	7,343,466
Larsen & Toubro, Ltd.	601,180	21,833,251
Nagarjuna Construction Co., Ltd.	3,409,665	12,353,428

		$47,004,117

Consumer Finance — 1.2%
Shriram Transport Finance Co., Ltd.	811,000	$9,480,903

		$9,480,903

Diversified Financial Services — 2.8%
Infrastructure Development Finance Co., Ltd.	2,586,952	$9,271,564
Power Finance Corporation, Ltd.	2,046,737	11,784,148

		$21,055,712

Diversified Telecommunication Services — 0.1%
Tata Communications, Ltd.	127,361	$796,530

		$796,530

Electric Utilities — 3.7%
Reliance Infrastructure, Ltd.	446,031	$9,882,221
Tata Power Co., Ltd.	591,937	18,083,994

		$27,966,215

Electrical Equipment — 6.8%
ABB, Ltd.	280,476	$5,184,063
Areva T&D India, Ltd.	657,806	4,460,983
Bharat Heavy Electricals, Ltd.	465,639	24,663,203
Crompton Greaves, Ltd.	2,979,476	17,288,679

		$51,596,928

1

Security	Shares	Value
Food Products — 0.7%
Bajaj Hindusthan, Ltd.	1,862,838	$5,633,682

		$5,633,682

Gas Utilities — 2.3%
Gail India, Ltd.	1,909,035	$17,388,205

		$17,388,205

Hotels, Restaurants & Leisure — 1.3%
Mahindra Holidays & Resorts India, Ltd.(1)	800,033	$9,661,005

		$9,661,005

Household Products — 0.5%
Hindustan Unilever, Ltd.	804,912	$4,267,981

		$4,267,981

Independent Power Producers & Energy Traders — 0.9%
GVK Power & Infrastructure, Ltd.(1)	6,698,354	$6,686,159

		$6,686,159

Industrial Conglomerates — 2.3%
Jaiprakash Associates, Ltd.	5,188,024	$17,283,950

		$17,283,950

IT Services — 11.6%
HCL Technologies, Ltd.	1,191,339	$9,588,135
Infosys Technologies, Ltd.	723,119	42,092,234
Mphasis, Ltd.	749,001	10,352,287
Tata Consultancy Services, Ltd.	1,513,015	26,267,688

		$88,300,344

Machinery — 3.7%
Ashok Leyland, Ltd.	11,156,625	$13,884,380
BEML, Ltd.	616,301	14,407,215

		$28,291,595

Metals & Mining — 6.0%
Hindalco Industries, Ltd.	2,092,382	$8,436,822
Jindal Steel & Power, Ltd.	688,517	10,780,175
Sterlite Industries (India), Ltd.	824,110	15,574,163
Tata Steel, Ltd.	795,916	11,197,296

		$45,988,456

Oil, Gas & Consumable Fuels — 8.6%
Hindustan Petroleum Corp., Ltd.	1,172,843	$8,307,475
Oil & Natural Gas Corp., Ltd.	557,634	13,566,123
Reliance Industries, Ltd.	1,824,270	43,666,892

		$65,540,490

Pharmaceuticals — 3.5%
Aurobindo Pharma, Ltd.	72,391	$1,548,655
Cipla, Ltd.	949,704	7,159,232
Glenmark Pharmaceuticals, Ltd.	1,068,232	6,354,273
Sun Pharmaceuticals Industries, Ltd.	295,163	11,801,260

		$26,863,420

Real Estate Management & Development — 2.9%
DLF, Ltd.	1,219,970	$8,371,784
Housing Development & Infrastructure, Ltd.(1)	1,435,602	9,158,138
Sobha Developers, Ltd.	787,566	4,796,100

		$22,326,022

2

Security	Shares	Value
Thrifts & Mortgage Finance — 2.6%
Housing Development Finance Corp., Ltd.	332,274	$20,082,309

		$20,082,309

Tobacco — 2.3%
ITC, Ltd.	3,038,463	$17,830,296

		$17,830,296

Wireless Telecommunication Services — 2.2%
Bharti Airtel, Ltd.	2,364,350	$16,510,964

		$16,510,964

Total India (identified cost $541,110,839)		$711,293,242

Sri Lanka — 1.1%
Industrial Conglomerates — 0.9%
John Keells Holdings PLC	4,184,226	$6,760,592

		$6,760,592

Wireless Telecommunication Services — 0.2%
Dialog Telekom, Ltd.(1)	30,080,680	$1,846,250

		$1,846,250

Total Sri Lanka (identified cost $11,769,023)		$8,606,842

Total Common Stocks (identified cost $552,879,862)		$719,900,084

Short-Term Investments — 4.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$33,294	$33,294,213

Total Short-Term Investments (identified cost $33,294,213)		$33,294,213

Total Investments — 98.8% (identified cost $586,174,075)		$753,194,297

Other Assets, Less Liabilities — 1.2%		$9,161,870

Net Assets — 100.0%		$762,356,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$593,780,262

Gross unrealized appreciation	$212,391,117
Gross unrealized depreciation	(52,977,082)

Net unrealized appreciation	$159,414,035

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$—	$41,772,290		$—	$41,772,290
Consumer Staples	—	35,296,019		—	35,296,019
Energy	8,307,475	57,233,015		—	65,540,490
Financials	—	194,007,560		—	194,007,560
Health Care	11,801,260	15,062,160		—	26,863,420
Industrials	—	150,937,182		—	150,937,182
Information Technology	—	88,300,344		—	88,300,344
Materials	—	45,988,456		—	45,988,456
Telecommunication Services	1,846,250	17,307,494		—	19,153,744
Utilities	—	52,040,579		—	52,040,579

Total Common Stocks	$21,954,985	$697,945,099	*	$—	$719,900,084

Short-Term Investments	$—	$33,294,213		$—	$33,294,213

Total Investments	$21,954,985	$731,239,312		$—	$753,194,297

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 24, 2010